UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104
                                                      --------

                           CENTENNIAL TAX EXEMPT TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.9%
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA--4.2%
AL IDAU RB, Scientific Utilization Project, Series 1996, 4.16% 1                               $       1,350,000    $     1,350,000
------------------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 3.81% 1                                                    330,000            330,000
------------------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 4% 1                                                                    1,625,000          1,625,000
------------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL Special Care Facilities FAU RB, United Cerebral Palsy Project, 3.71% 1                  2,360,000          2,360,000
------------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL Waterworks & Sewer Board WSS RRB, PTTR, Series 1736, 3.72% 1,2                          3,495,000          3,495,000
------------------------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion Project, Series 1998,
3.86% 1                                                                                                2,850,000          2,850,000
------------------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB, P-Floats, Series MT-200,
3.74% 1                                                                                               25,995,000         25,995,000
------------------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc. Project, Series 2003-A, 4% 1           1,670,000          1,670,000
------------------------------------------------------------------------------------------------------------------------------------
Fairhope, AL AA RB, Airport Improvement, Series 2007, 3.75% 1                                          8,845,000          8,845,000
------------------------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 4% 1                                        2,570,000          2,570,000
------------------------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 3.71% 1                                       5,200,000          5,200,000
------------------------------------------------------------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006, 3.75% 1                                                  6,000,000          6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd., Series 1996, 3.70% 1                 1,325,000          1,325,000
------------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner University Campus Housing
Project, Series 2004, 3.90% 1                                                                          2,910,000          2,910,000
------------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 4% 1                                                   400,000            400,000
------------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Bristol Properties LLC Project, Series 2006A, 4% 1                              4,400,000          4,400,000
------------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL Health Care Authority Retirement Center RRB, Pine Valley Project, 3.71% 1               3,095,000          3,095,000
                                                                                                                    ---------------
                                                                                                                         74,420,000
------------------------------------------------------------------------------------------------------------------------------------
ALASKA--1.3%
AK HFC RB, PTTR, Series 1519B, 3.72% 1,2                                                               8,180,000          8,180,000
------------------------------------------------------------------------------------------------------------------------------------
AK HFC RRB, P-Floats, Series PZ-126, 3.72% 1,2                                                         4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Valdez, AK Marine Terminal RRB, BP Pipelines, Inc. Project, Series B, 3.80% 1                         11,895,000         11,895,000
                                                                                                                    ---------------
                                                                                                                         24,075,000
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA--4.9%
AZ First Matrix Charter School Trust II Pass-Through Certificates, Series 2005, Cl. A,
3.85% 1,2                                                                                             14,450,000         14,450,000
------------------------------------------------------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate Trust, Series 2007-8, 3.73% 1,2             12,495,000         12,495,000
------------------------------------------------------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, P-Floats, Series PA-1456, 3.74% 1,2                                        8,000,000          8,000,000
------------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ Civic Improvement Corp. WS BANs, Series 2007A, 3.65%, 8/7/07                               5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, P-Floats, Series MT-322, 3.74% 1,2                                           12,615,000         12,615,000


                         1 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 3.69% 1                    $      22,500,000    $    22,500,000
------------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project, Series A, 3.73% 1                          4,500,000          4,500,000
------------------------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067, 3.74% 1,2                                               8,295,000          8,295,000
                                                                                                                    ---------------
                                                                                                                         87,855,000
------------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.4%
AR DFA MH RRB, PTTR, Series 964Z, 3.72% 1,2                                                            6,355,000          6,355,000
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.1%
CA GOUN, P-Floats, Series PZP-010, 3.72% 1,2                                                          10,800,000         10,800,000
------------------------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-011, 3.75% 1,2                                                           2,615,000          2,615,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.72% 1,2                                                             3,485,000          3,485,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-005, 3.75% 1,2                                                            41,425,000         41,425,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-007, 3.72% 1,2                                                             4,265,000          4,265,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-008, 3.72% 1,2                                                             4,790,000          4,790,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-009, 3.72% 1,2                                                               405,000            405,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 3.72% 1,2                                                             7,950,000          7,950,000
------------------------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-019, 3.72% 1,2                                                            33,040,000         33,040,000
------------------------------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District, CA GOUN, Municipal Securities Trust
Certificates, Cl. A, Series 3020, 3.71% 1,2                                                              245,000            245,000
                                                                                                                    ---------------
                                                                                                                        109,020,000
------------------------------------------------------------------------------------------------------------------------------------
COLORADO--6.9%
Arista, CO Metro District Special Ltd. RB, Broomfield Event Center, Series A, 3.75% 1                  5,100,000          5,100,000
------------------------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 3.80% 1                                    5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 3.70% 1                                         985,000            985,000
------------------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.70%, 6/1/07 3                               3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.70% 1                                         460,000            460,000
------------------------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 3.72% 1                                                         3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 3.85% 1                                                    2,105,000          2,105,000
------------------------------------------------------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure General Improvement District, 3.70% 1                  1,500,000          1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GO, Improvement Projects, Series 2004, 3.75%, 6/1/07 3                  2,500,000          2,500,000
------------------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown Denver Project, Series A-1,
3.73% 1                                                                                                4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown Denver Project, Series C,
3.73% 1                                                                                                8,000,000          8,000,000
------------------------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, P-Floats, Series MT-290, 3.74% 1,2              24,495,000         24,495,000
------------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO RB, CAB, Series 2000 B, 3.541%, 9/1/07 4                            3,200,000          3,153,726


                         2 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series 2004-S1, Cl. A2, 3.80% 1            $       8,500,000    $     8,500,000
------------------------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB, Series 2005-S1, Cl. A2, 3.80% 1,2                    3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB, BNP Paribas STARS Certificates Trust, Series
2004-110, 3.73% 1                                                                                     13,190,000         13,190,000
------------------------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.73% 1                                         14,495,000         14,495,000
------------------------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.70% 1                                        4,510,000          4,510,000
------------------------------------------------------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial Ownership Trust, Series 2006-6, 3.90%
1,2                                                                                                    1,817,000          1,817,000
------------------------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series MT-068, 3.74% 1,2                                             14,670,000         14,670,000
                                                                                                                    ---------------
                                                                                                                        123,480,726
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA--3.3%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 3.71% 1                               11,415,000         11,415,000
------------------------------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999, 3.71% 1                             1,615,000          1,615,000
------------------------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 3.78% 1                                2,650,000          2,650,000
------------------------------------------------------------------------------------------------------------------------------------
FL BOE Lottery RRB, Enchanced Return, P-Floats, Series EC-1002, 3.74% 1,2                              7,000,000          7,000,000
------------------------------------------------------------------------------------------------------------------------------------
FL Citizens Property Insurance Corp. RRB, Sr. Secured, Series 2007A, 5%, 3/1/08                        3,000,000          3,035,434
------------------------------------------------------------------------------------------------------------------------------------
FL HFC RB, P-Floats, Series MT-320, 3.74% 1,2                                                         11,495,000         11,495,000
------------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College Project, Series 2004, 3.71% 1                         2,200,000          2,200,000
------------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL IDV RB, University of Florida Health Science Center Project 1989, 3.73% 1               700,000            700,000
------------------------------------------------------------------------------------------------------------------------------------
Lakeland, FL Energy System RRB, First Lien, Series B, 6.55%, 10/1/07                                   1,135,000          1,151,463
------------------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL Aviation RRB, Miami International Airport Hub, Series C, 5%, 10/1/07                500,000            503,411
------------------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School Board COP, PTTR, Series 1692, 3.72% 1,2                                    6,765,000          6,765,000
------------------------------------------------------------------------------------------------------------------------------------
Orange Cnty. FL IDAU RB, Lake Highland Preparatory School, Series 1998, 3.71% 1                        5,375,000          5,375,000
------------------------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Trinity Preparatory School, Series 1998, 3.71% 1                               900,000            900,000
------------------------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, University of Central Florida, Inc. Project, Series 2000A, 3.71% 1           4,560,000          4,560,000
                                                                                                                    ---------------
                                                                                                                         59,365,308
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.9%
Atlanta, GA TXAL RB, Atlantic Station Project, Sub. Lien, Series 2006, 3.74% 1                        38,300,000         38,300,000
------------------------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 3.86% 1                                            410,000            410,000
------------------------------------------------------------------------------------------------------------------------------------
DeKalb Cnty., GA HA RANs, DeKalb Medical Center, Inc. Project, Series 2003A, 4%, 9/1/07                1,000,000          1,001,605
------------------------------------------------------------------------------------------------------------------------------------
GA GOUN, Series G, Goldman Sachs Trust Series 2006-85TP, 3.71% 1                                       2,690,000          2,690,000


                         3 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project, Series 2006A,
3.70% 1                                                                                        $       5,540,000    $     5,540,000
------------------------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project, Series 2006C,
3.70% 1                                                                                                8,750,000          8,750,000
------------------------------------------------------------------------------------------------------------------------------------
Metro Atlanta, GA Rapid Transit Authority RB, Series 2004-A, 3.65%, 8/6/07                             5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 3.75% 1                                                      7,835,000          7,835,000
                                                                                                                    ---------------
                                                                                                                         69,526,605
------------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.4%
University of Hawaii RRB, PTTR, Series 1487, 3.72% 1,2                                                 6,850,000          6,850,000
------------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.4%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 3.80% 1                                       7,000,000          7,000,000
------------------------------------------------------------------------------------------------------------------------------------
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006, 3.85% 1                               1,000,000          1,000,000
                                                                                                                    ---------------
                                                                                                                          8,000,000
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.1%
Chicago, IL GOB, AAMC Series 2001-34, 3.70% 1,2                                                       10,975,000         10,975,000
------------------------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates Trust, Series Z-10, 3.71% 1,2                             3,018,000          3,018,000
------------------------------------------------------------------------------------------------------------------------------------
Chicago, IL Project REF GOUN, Series 2001A, 5.50%, 1/1/08                                              1,500,000          1,521,059
------------------------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 4.10% 1                                                      700,000            700,000
------------------------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 122 GOUN, Oak Lawn Reset Option Certificates II-R Trust, Series
736, 3.72% 1,2                                                                                         2,615,000          2,615,000
------------------------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 3.70% 1                                                  14,370,000         14,370,000
------------------------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 3.75% 1                                         3,125,000          3,125,000
------------------------------------------------------------------------------------------------------------------------------------
Elgin Kane & Cook Cntys., IL RRB, Judson College, Series 2006, 3.73% 1                                   800,000            800,000
------------------------------------------------------------------------------------------------------------------------------------
Greenville, IL RB, Greenville College Project, Series 2006, 3.70% 1                                    2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 3.78% 1                                           3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
IL FAU IDV RB, E. Kinast Project, Series 2005A, 4% 1                                                     600,000            600,000
------------------------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 3.73% 1                                6,725,000          6,725,000
------------------------------------------------------------------------------------------------------------------------------------
IL GOUN, PTTR, Series 636, 3.72% 1,2                                                                   1,860,000          1,860,000
------------------------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-83, 3.72% 1,2                             5,830,000          5,830,000
------------------------------------------------------------------------------------------------------------------------------------
IL RB, P-Floats, Series PZP-006, 3.75% 1,2                                                             9,135,000          9,135,000
------------------------------------------------------------------------------------------------------------------------------------
Kane & DeKalb Cntys., IL Community Unit SDI No. 301 GOUN, PTTR, Series 1678, 3.73% 1,2                 2,985,000          2,985,000
------------------------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 3.89% 1                                    15,330,486         15,330,486
------------------------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 3.75% 1                                         800,000            800,000
------------------------------------------------------------------------------------------------------------------------------------
Will & Kankakee Cntys., IL Community SDI No. 207 GOLB, Peotone, Series 2007A, 4%, 11/1/07                515,000            516,017
------------------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN, Reset Option Certificates II-R
Trust, Series 631, 3.72% 1,2                                                                           4,355,000          4,355,000
------------------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, P-Floats, Series PZ-47, 3.72% 1,2                      9,695,000          9,695,000


                         4 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, Tender Option Certificates Trust Series
2006 Z-10, 3.71% 1,2                                                                           $       2,115,000    $     2,115,000
------------------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN, Tender Option Certificates Trust Series
Z-13, 3.71% 1                                                                                          2,185,000          2,185,000
------------------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats, Series PZ-48, 3.72% 1,2                           3,605,000          3,605,000
                                                                                                                    ---------------
                                                                                                                        107,860,562
------------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.6%
Carmel, IN RED District Tax Increment RB, Merchants Pointe Project, Series 2001A, 3.73% 1                570,000            570,000
------------------------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001, 3.73% 1                                     5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Lafayette, IN Sewer Works RRB, PTTR, Series 1490, 3.72% 1,2                                            4,580,000          4,580,000
                                                                                                                    ---------------
                                                                                                                         10,150,000
------------------------------------------------------------------------------------------------------------------------------------
IOWA--0.4%
IA FAU SWD RB, Natural Pork Production Project, Series 2005, 3.80% 1                                   4,510,000          4,510,000
------------------------------------------------------------------------------------------------------------------------------------
Waukee, IA Community SDI Infrastructure Local Option Sales & Service Tax RB, Series 2007,
4%, 1/1/08                                                                                             2,500,000          2,506,291
                                                                                                                    ---------------
                                                                                                                          7,016,291
------------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.6%
Reno Cnty., KS USD No. 308 GOUN, PTTR, Series 1681, 3.72% 1,2                                          7,015,000          7,015,000
------------------------------------------------------------------------------------------------------------------------------------
Wichita, KS WSS RB, PTTR, Series 1136, 3.72% 1                                                         3,005,000          3,005,000
                                                                                                                    ---------------
                                                                                                                         10,020,000
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.0%
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project, Series 1992A, 3.80% 1               10,000,000         10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 3.95% 1                                       7,815,000          7,815,000
------------------------------------------------------------------------------------------------------------------------------------
KY Property & Buildings Commission RRB, P-Floats, Series PT-3912, 3.72% 1,2                            8,305,000          8,305,000
------------------------------------------------------------------------------------------------------------------------------------
Louisville/Jefferson Cntys., KY Visitors & Convention Commission Tax RRB, Series B, 3.73% 1            9,975,000          9,975,000
------------------------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project, Series 2004, 3.90% 1                   5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc. Project, Series 2005, 3.90% 1           2,114,000          2,114,000
------------------------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project, Series 1989, 4% 1                  10,000,000         10,000,000
                                                                                                                    ---------------
                                                                                                                         53,209,000
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.2%
Jefferson Parish, LA Hospital Service District No. 001 RB, PTTR, Series 522, 3.71% 1                  22,000,000         22,000,000
------------------------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 3.70% 1                                     2,400,000          2,400,000


                         5 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook Cottonseed Processing,
3.80% 1                                                                                        $       2,000,000    $     2,000,000
------------------------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook Enterprises LLC, 3.80% 1              2,400,000          2,400,000
------------------------------------------------------------------------------------------------------------------------------------
LA Municipal Securities Trust Certificates, Series 5020, Cl. A, 3.75% 1,2                              3,310,000          3,310,000
------------------------------------------------------------------------------------------------------------------------------------
LA Office Facilities Corp. Lease RB, P-Floats, Series MT-196, 3.75% 1,5                                6,140,000          6,140,000
------------------------------------------------------------------------------------------------------------------------------------
LA Public FA RRB, BNP Paribas STARS Certificate Trust, Series 2006-153, 3.71% 1,2                      1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 B, 3.70% 1                                            17,560,000         17,560,000
------------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 C, 3.70% 1                                             1,550,000          1,550,000
------------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1995 A, 3.70% 1                                            11,550,000         11,550,000
------------------------------------------------------------------------------------------------------------------------------------
Shreveport, LA Home Mtg. Authority MH RRB, Summer Pointe LLC Project, 3.70% 1                          4,190,000          4,190,000
                                                                                                                    ---------------
                                                                                                                         74,100,000
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--3.2%
Baltimore Cnty., MD RB, Golf Systems, Series 2001, 3.70% 1                                             4,400,000          4,400,000
------------------------------------------------------------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Loyola Blakefield High School Facilities, Series 1999, 3.70% 1                 6,845,000          6,845,000
------------------------------------------------------------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Prep School Facilities, Series A, 3.70% 1                                      3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
MD EDC RB, Easter Seals Facility, Series 2006, 3.70% 1                                                 6,900,000          6,900,000
------------------------------------------------------------------------------------------------------------------------------------
MD EFC RB, Garrett Community College Foundation, Series 2006, 3.70% 1                                  7,005,000          7,005,000
------------------------------------------------------------------------------------------------------------------------------------
MD IDV FAU RB, Our Lady of Good Counsel High School Facilities, Series 2005B, 3.70% 1                 10,344,000         10,344,000
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., MD Consolidated BANs, Series 2002, 3.60%, 4/4/07                                     5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., MD Consolidated BANs, Series 2002, 3.61%, 5/4/07                                     5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
University System of Maryland COP, College Park Business School, Series 2000, 3.70% 1                  7,670,000          7,670,000
                                                                                                                    ---------------
                                                                                                                         56,164,000
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.5%
MA DFA RB, Massachusetts Development Program, 3.68%, 7/11/07                                           5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
MA GOLB, Consolidated Loan, Series B, 6%, 4/1/07                                                       1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay, MA Transportation Authority GOUN, General Transportation System, Series
1999, 3.72% 1                                                                                          1,220,000          1,220,000
------------------------------------------------------------------------------------------------------------------------------------
Springfield, MA GOUN, Qualified Municipal Purpose Loan, Series 2007, 4.50%, 8/1/07                     1,515,000          1,519,299
                                                                                                                    ---------------
                                                                                                                          8,739,299
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.3%
MI Building Authority RRB, MSTFC Series 2006-1478, 3.71% 1,2                                           3,045,000          3,045,000
------------------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1481, 3.72% 1,2                                                4,255,000          4,255,000
------------------------------------------------------------------------------------------------------------------------------------
MI GOUN, Series 2007A, 4.25%, 9/28/07                                                                 15,000,000         15,046,636
                                                                                                                    ---------------
                                                                                                                         22,346,636


                         6 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.9%
Big Lake, MN ISD No. 727 Aid Anticipation Certificates, Series 2006B, 4.50%, 9/10/07           $       2,000,000    $     2,005,695
------------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 3.70% 1                            3,405,000          3,405,000
------------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series 1985, 3.70% 1                           3,310,000          3,310,000
------------------------------------------------------------------------------------------------------------------------------------
Dakota Cnty., MN H&RA MH RB, P-Floats, Series MT-321, 3.74% 1,2                                       23,250,000         23,250,000
------------------------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co., Series 05B, 3.80% 1                           4,500,000          4,500,000
------------------------------------------------------------------------------------------------------------------------------------
Ely, MN RB, YMCA Greater St. Paul Project, 3.70% 1                                                       720,000            720,000
------------------------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 Aid Anticipation Certificates, Series 2006B, 4.50%,
9/10/07                                                                                                1,700,000          1,705,571
------------------------------------------------------------------------------------------------------------------------------------
Lake Superior, MN ISD No. 381 Aid Anticipation Certificates, Series 2006B, 4.50%, 8/27/07              2,000,000          2,005,359
------------------------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 3.85% 1                                               895,000            895,000
------------------------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 Aid Anticipation Certificates, Series 2006B, 4.50%, 9/7/07                 4,630,000          4,642,939
------------------------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 3.90% 1                                4,675,000          4,675,000
                                                                                                                    ---------------
                                                                                                                         51,114,564
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.6%
MS Business Finance Corp. IDV RB, Jimmy Sanders, Inc. Project, 3.83% 1                                   950,000            950,000
------------------------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp. RB, Gulf Opportunity Zone, P-Floats, Series PT-3803, 3.74% 1,2              23,590,000         23,590,000
------------------------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 3.75% 1                                         3,250,000          3,250,000
                                                                                                                    ---------------
                                                                                                                         27,790,000
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI--2.8%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 3.77% 1                                          6,700,000          6,700,000
------------------------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project, Series 2004, 3.71% 1                   1,700,000          1,700,000
------------------------------------------------------------------------------------------------------------------------------------
MO H&EFA RB, Lutheran Church Mizzo Synod, Series A, 3.85% 1                                            7,550,000          7,550,000
------------------------------------------------------------------------------------------------------------------------------------
MO Housing Development Commission SFM RRB, Series 2006A, 4.52% 1                                      13,010,000         13,010,000
------------------------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005A, 3.75% 1,2                        10,575,000         10,575,000
------------------------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005B, 3.75% 1,2                         8,365,000          8,365,000
------------------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts., Series 1992, 3.82% 1                       1,765,000          1,765,000
                                                                                                                    ---------------
                                                                                                                         49,665,000
------------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amerwood RB, Certificates Trust, Amberwood Apts., Series 2006A, 3.85% 1,2                          10,720,000         10,720,000
------------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.9%
Clark Cnty., NV GOLB, PTTR, Series 1489, 3.72% 1,2                                                     9,530,000          9,530,000
------------------------------------------------------------------------------------------------------------------------------------
NV GOLB, PTTR, Series 840, 3.72% 1,2                                                                   2,590,000          2,590,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 3.70% 1,2                      $       3,795,000    $     3,795,000
                                                                                                                    ---------------
                                                                                                                         15,915,000
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.1%
NJ EDAU RB, Paddock Realty LLC Project, 3.85% 1                                                        1,300,000          1,300,000
------------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.5%
NM MFA RB, SFM Program Series 2006, 4.52% 1                                                           25,664,811         25,664,811
------------------------------------------------------------------------------------------------------------------------------------
University of NM RB, System Improvement, Sub. Lien, Series 2001, 3.70% 1                              19,515,000         19,515,000
                                                                                                                    ---------------
                                                                                                                         45,179,811
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.2%
NY RB, Goldman Sachs Pool Trust, Series 2007-25, 3.71% 1,2                                             8,055,000          8,055,000
------------------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356, 3.71% 1,2                                                2,405,000          2,405,000
------------------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1359, 3.74% 1,2                                               10,350,000         10,350,000
------------------------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.70% 1                                           6,800,000          6,800,000
------------------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 3.70% 1,2                                                          1,070,000          1,070,000
------------------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,5                                                          1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project, Series 2006, 3.70% 1            8,000,000          8,000,000
------------------------------------------------------------------------------------------------------------------------------------
NYC TFA BANs, 4.25%, 6/29/07                                                                           4,500,000          4,506,238
------------------------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital, Inc. Project, Series
2005, 3.70% 1                                                                                          5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resh Corp. Project, Series 2005,
3.70% 1                                                                                               10,000,000         10,000,000
                                                                                                                    ---------------
                                                                                                                         57,186,238
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.5%
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp. Project, 4% 1                                            1,280,000          1,280,000
------------------------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building Supply, Inc. Project, Series 1997, 4% 1                   1,375,000          1,375,000
------------------------------------------------------------------------------------------------------------------------------------
Iredell Cnty., NC IF&PCFA RB, Valspar Corp. Project, 3.81% 1                                           1,600,000          1,600,000
------------------------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Montessori School of Raleigh, 3.71% 1                         2,400,000          2,400,000
------------------------------------------------------------------------------------------------------------------------------------
NC Medical Care Community HCF RRB, Stanley Total Living Center, Series 1998, 3.71% 1                   1,030,000          1,030,000
------------------------------------------------------------------------------------------------------------------------------------
Wake Cnty., NC IF&PCFA RB, Aeroglide Corp. Project, Series 1997, 4% 1                                    825,000            825,000
                                                                                                                    ---------------
                                                                                                                          8,510,000
------------------------------------------------------------------------------------------------------------------------------------
OHIO--1.4%
Cleveland, OH SDI RANs, Series 1997, 5.75%, 6/1/07                                                     1,020,000          1,023,764
------------------------------------------------------------------------------------------------------------------------------------
East Liverpool, OH Hospital Facilities RB, East Liverpool City Hospital, Series 2006,
3.70% 1                                                                                                5,765,000          5,765,000
------------------------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.80%, 6/15/07 3                                    1,605,000          1,605,000
------------------------------------------------------------------------------------------------------------------------------------
Lucas Cnty., OH IDV RB, Lott Industries, Inc., Project, 3.73% 1                                        3,605,000          3,605,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 3.75% 1                                       $       2,050,000    $     2,050,000
------------------------------------------------------------------------------------------------------------------------------------
Mahoning Cnty., OH EDAU RB, Family YMCA St. Elizabeth Project, 3.73% 1                                 1,800,000          1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., OH EDAU RB, Benjamin & Marian Schuster Project, Series A, 3.73% 1                    1,700,000          1,700,000
------------------------------------------------------------------------------------------------------------------------------------
OH Higher Educational Facility Commission RB, University Hospital Health System, P-Floats,
Series PT-3877, 3.74% 1,2                                                                              4,970,000          4,970,000
------------------------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 3.75% 1                                          3,100,000          3,100,000
                                                                                                                    ---------------
                                                                                                                         25,618,764
------------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.5%
OK MPA Power Supply System RB, PTTR, Series 1742, 3.72% 1,2                                            3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK GOUN, PTTR, Series 855, 3.72% 1,2                                                    5,285,000          5,285,000
                                                                                                                    ---------------
                                                                                                                          8,285,000
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.9%
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project, Series 2007A&B, 3.83% 1                           2,040,000          2,040,000
------------------------------------------------------------------------------------------------------------------------------------
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project, Series 2007B, 3.83% 1                             2,585,000          2,585,000
------------------------------------------------------------------------------------------------------------------------------------
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 3.76% 1                           540,000            540,000
------------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA RB, Haverford Township School, Subseries 2001-A, 3.70% 1                                2,195,000          2,195,000
------------------------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Assn. Independent Colleges, Series K-1, 3.60% 1                                           2,300,000          2,299,729
------------------------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Rosemont College Project, Series O, 3.63% 1                                               2,900,000          2,900,000
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Gas Works RRB, 1975 General Ordinance, 17th Series, 5%, 7/1/07                        4,215,000          4,227,563
                                                                                                                    ---------------
                                                                                                                         16,787,292
------------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.6%
Hilton Head Island, SC Public Facilities Corp. COP, Beach Preservation Fee Pledge, 4.50%,
8/1/07                                                                                                 2,080,000          2,085,393
------------------------------------------------------------------------------------------------------------------------------------
Jasper Cnty., SC SDI BANs, Series 2006, 4.25%, 9/7/07                                                  5,000,000          5,013,657
------------------------------------------------------------------------------------------------------------------------------------
SC Assn. Governmental Organizations TANs, Series 2006, 4.25%, 4/13/07                                 34,782,000         34,785,656
------------------------------------------------------------------------------------------------------------------------------------
SC GOUN, State School Facilities, Series 2001A, 5%, 1/1/08                                             4,145,000          4,187,663
------------------------------------------------------------------------------------------------------------------------------------
SC Jobs EDAU RB, Pickens Cnty. YMCA Project, 3.71% 1                                                     800,000            800,000
                                                                                                                    ---------------
                                                                                                                         46,872,369
------------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001B, 3.95% 1                                    2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001C, 3.70% 1                                    7,500,000          7,500,000
                                                                                                                    ---------------
                                                                                                                          9,500,000
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.2%
Jackson, TN H&EFA RB, University School of Jackson Project, 3.71% 1                                    5,100,000          5,100,000
------------------------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA RB, University School of Jackson Project, 3.71% 1                                    4,255,000          4,255,000
------------------------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA RRB, Trinity Christian Academy, 3.71% 1                                              2,825,000          2,825,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Memphis, TN Electric System RB, Series A, 5%, 12/1/07                                          $       1,000,000    $     1,009,054
------------------------------------------------------------------------------------------------------------------------------------
Metro Government Nashville & Davidson Cnty., TN H&EFA RB, Nashville Christian School
Project, 3.71% 1                                                                                         475,000            475,000
------------------------------------------------------------------------------------------------------------------------------------
Sevier Cnty., TN Public Building Authority RB, Local Government Public Improvement, Series
E-2, 3.85% 1                                                                                           4,475,000          4,475,000
------------------------------------------------------------------------------------------------------------------------------------
Sevier Cnty., TN Public Building Authority RB, Local Government Public Improvement, Series
IV 1-2, 3.85% 1                                                                                        4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Shelby Cnty., TN Housing H&EFA RB, Kings Daughter& Sons Project, 3.71% 1                               8,040,000          8,040,000
------------------------------------------------------------------------------------------------------------------------------------
Springfield, TN H&EFA Hospital RB, Northcrest Medical Center-A, 3.71% 1                                5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 3.75% 1                                    4,500,000          4,500,000
                                                                                                                    ---------------
                                                                                                                         39,679,054
------------------------------------------------------------------------------------------------------------------------------------
TEXAS--10.0%
Aledo, TX ISD School Building GOUN, 3.62% 1                                                            5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Allen, TX ISD GOUN, Puttable Tax Exempt Receipts, Series 715, 3.72% 1,2                                  765,000            765,000
------------------------------------------------------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, P-Floats, Series PZ-157, 3.72% 1,2                           8,395,000          8,395,000
------------------------------------------------------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, Series 2006, 5%, 11/15/07                                    1,200,000          1,210,146
------------------------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A, 3.70% 1                               3,500,000          3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, PTTR, Series 756, 3.72% 1,2                                                        2,575,000          2,575,000
------------------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD GOUN, Goldman Sachs Trust Series 2006-86TP, 3.71% 1                          2,775,000          2,775,000
------------------------------------------------------------------------------------------------------------------------------------
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management LLC Project, 3.80% 1                      2,100,000          2,100,000
------------------------------------------------------------------------------------------------------------------------------------
Dallas, TX ISD GOUN, AAMC Series 2006-8, 3.70% 1,2                                                    14,565,000         14,565,000
------------------------------------------------------------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts. Project, 3.70% 1                             5,090,000          5,090,000
------------------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX MTAU Sales & Use Tax RB, Series A, 3.60%, 4/9/07                                      7,000,000          7,000,000
------------------------------------------------------------------------------------------------------------------------------------
Hockley Cnty., TX IDV Corp. PC RB, Amoco/Standard Oil Co. Project, 3.60%, 9/1/07 3                     5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Houston, TX GOUN, Reset Option Certificates II-R Trust, Series 6079, 3.71% 1,2                         2,070,000          2,070,000
------------------------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RRB, Reset Option Certificates II-R Trust, Series 787, 3.72% 1,2                       3,635,000          3,635,000
------------------------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3.62%, 6/15/07 3                            11,375,000         11,375,000
------------------------------------------------------------------------------------------------------------------------------------
Manor, TX ISD GOUN, Series 2006, 3.82%, 8/1/07 3                                                      11,150,000         11,151,722
------------------------------------------------------------------------------------------------------------------------------------
Northeast TX ISD GOUN, P-Floats, Series PT-3957, 3.72% 1,2                                            12,250,000         12,250,000
------------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, TX Water Supply RRB, PTTR, Series 1412, 3.72% 1,2                                545,000            545,000
------------------------------------------------------------------------------------------------------------------------------------
Pasadena, TX IDV Corp. RRB, Lamson & Sessions Co., 3.80% 1                                               585,000            585,000
------------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX ISD GOUN, P-Floats, Series PZ-200, 3.71% 1,2                                            5,340,000          5,340,000
------------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB, Jr. Lien. Series 2004, 3.55%, 6/1/07 3                      3,980,000          3,979,926


                        10 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Hotel Occupancy Tax RRB, PTTR, Series 1674, 3.72% 1,2                          $       5,780,000    $     5,780,000
------------------------------------------------------------------------------------------------------------------------------------
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.75%, 8/15/07 3                                       1,000,000          1,000,452
------------------------------------------------------------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, Series 2006-1315, 3.75% 1,2                                        12,440,000         12,440,000
------------------------------------------------------------------------------------------------------------------------------------
TX Municipal Gas Acquisition & Supply Corp. RB, P-Floats, Series PA-1437, 3.75% 1,2                   13,335,000         13,335,000
------------------------------------------------------------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101, 3.74% 1,2                                                12,615,000         12,615,000
------------------------------------------------------------------------------------------------------------------------------------
TX Transporation Commission GOUN, Mobility Fund, Series 2006B, 3.52%, 10/1/07 3                          800,000            798,730
------------------------------------------------------------------------------------------------------------------------------------
TX TUAU RB, BNP Paribas STARS Certificate Trust, Series 2006-155, 3.72% 1,2                           10,665,000         10,665,000
------------------------------------------------------------------------------------------------------------------------------------
Tyler, TX ISD GOUN, School Building, Series 2006A, 4.75%, 8/16/07 3                                      500,000            502,001
------------------------------------------------------------------------------------------------------------------------------------
University of Texas System Board of Regents RB, 3.58%, 5/11/07                                         5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
University of Texas System Board of Regents RB, Series A, 3.59%, 5/29/07                               5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, Puttable Tax Exempt Receipts, Series 579,
3.72% 1,2                                                                                              1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Wichita Falls, TX WSS RRB, PTTR, Series 1713, 3.72% 1,2                                                1,160,000          1,160,000
                                                                                                                    ---------------
                                                                                                                        178,202,977
------------------------------------------------------------------------------------------------------------------------------------
UTAH--1.1%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project, Series 2003A, 4% 1           10,985,000         10,985,000
------------------------------------------------------------------------------------------------------------------------------------
Duchesne, UT SDI Building Authority Lease RB, Series 2005, 3.70% 1                                     1,800,000          1,800,000
------------------------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 3.75% 1                                                               910,000            910,000
------------------------------------------------------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RRB, Series PT-3741, 3.71% 1,2                                   5,715,000          5,715,000
                                                                                                                    ---------------
                                                                                                                         19,410,000
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.1%
Henrico Cnty., VA RB, Municipal Securities Trust Certificates, Series 5021, Cl. A, 3.75% 1,2           2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--2.8%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats, Series PZ-55, 3.72% 1,2                          2,960,000          2,960,000
------------------------------------------------------------------------------------------------------------------------------------
Marysville, WA WSS RB, Puttable Tax Exempt Receipts, Series 909, 3.72% 1,2                             2,800,000          2,800,000
------------------------------------------------------------------------------------------------------------------------------------
WA EDFAU RB, Art Mensonides & Theresa Project, Series 2001-I, 3.85% 1                                  1,690,000          1,690,000
------------------------------------------------------------------------------------------------------------------------------------
WA EDFAU RRB, Benaroya Research Institute at Virginia Mason, Series 2006C, 3.70% 1                     3,435,000          3,435,000
------------------------------------------------------------------------------------------------------------------------------------
WA GOUN, MSTFC Series 2006-1519, 3.71% 1,2                                                             2,770,000          2,770,000
------------------------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 1492, 3.72% 1,2                                                                  2,710,000          2,710,000
------------------------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 593A, 3.72% 1,2                                                                  1,500,000          1,500,000
------------------------------------------------------------------------------------------------------------------------------------
WA Motor Vehicle Fuel Tax GOUN, Goldman Sachs Trust Series 2006-7TPZ, 3.71% 1,2                       30,230,000         30,230,000
------------------------------------------------------------------------------------------------------------------------------------
Yakima Cnty., WA Public Corp. SW RB, George DeRuyter & Son, 3.80% 1                                    2,500,000          2,500,000
                                                                                                                    ---------------
                                                                                                                         50,595,000


                        11 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.8%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 3.75% 1                              $       4,500,000    $     4,500,000
------------------------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 3.75% 1                                      6,850,000          6,850,000
------------------------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 3.75% 1                                                3,100,000          3,100,000
                                                                                                                    ---------------
                                                                                                                         14,450,000
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--6.5%
Ashland, WI IDV RB, Larson-Juhl US LLC Project, Series 2000, 3.81% 1                                     975,000            975,000
------------------------------------------------------------------------------------------------------------------------------------
Badger, WI Tobacco Asset Securitization Corp. RB, P-Floats, Series PA 1361, 3.74% 1,2                  3,105,000          3,105,000
------------------------------------------------------------------------------------------------------------------------------------
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp., Series 1999A, 4% 1                              700,000            700,000
------------------------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 4% 1                                         2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Green Bay, WI WS RRB, PTTR, Series 1510, 3.72% 1,2                                                     6,305,000          6,305,000
------------------------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 3.90% 1                               7,710,000          7,710,000
------------------------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 3.85% 1                                     2,045,000          2,045,000
------------------------------------------------------------------------------------------------------------------------------------
Onalaska, WI ID RB, Empire Screen Printing Project, Series 2006, 3.86% 1                               1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc, Project, 3.86% 1                                          1,400,000          1,400,000
------------------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 3.70% 1                              4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 3.70% 1                                                   14,050,000         14,050,000
------------------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215, 3.74% 1,2                                                        1,905,000          1,905,000
------------------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-339, 3.74% 1,2                                                        5,810,000          5,810,000
------------------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, 3.70% 1                                                                   23,165,000         23,165,000
------------------------------------------------------------------------------------------------------------------------------------
WI H&EFA RRB, SPEARS, Series DBE-101, 3.73% 1,2                                                       41,295,000         41,295,000
                                                                                                                    ---------------
                                                                                                                        115,465,000
------------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project, Series 1996, 3.85% 1                       3,835,000          3,835,000
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.3%
Washington D.C. WSS RRB, P-Floats, Series PT-3699, 3.73% 1,2                                           4,665,000          4,665,000
------------------------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--4.2%
Cl. B RB, Certificates Trust, Series 2002-1, 3.90% 1,2                                                 5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 3.78% 1,2                                         7,770,000          7,770,000
------------------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-001, 3.75% 1,2                                                                    7,805,000          7,805,000
------------------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-015, 3.75% 1,2                                                                   11,415,000         11,415,000
------------------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-016, 3.75% 1,2                                                                    1,325,000          1,325,000
------------------------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-020, 3.75% 1,2                                                                   21,160,000         21,160,000
------------------------------------------------------------------------------------------------------------------------------------
SunAmerica Trust Series 2001-2 Certificates, Cl. A, Series 2002-2, 3.80% 1,2                          19,500,000         19,500,000
                                                                                                                    ---------------
                                                                                                                         73,975,000
                                                                                                                    ---------------
Total Short-Term Tax-Exempt Obligations (Cost $1,795,274,496)                                                         1,795,274,496


                        12 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,795,274,496)                                                          100.9%   $ 1,795,274,496
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (0.9)       (16,430,297)

                                                                                               -------------------------------------
Net Assets                                                                                                 100.0%   $ 1,778,844,199
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AA          Airport Authority
AAMC        ABN AMRO Munitops Certificates
BANs        Bond Anticipation Nts.
BOE         Board of Education
CAB         Capital Appreciation Bond
CD          Commercial Development
CDAU        Community Development Authority
COP         Certificates of Participation
DAU         Development Authority
DFB         Development Finance Board
ECFA        Educational and Cultural Facilities Authority
ED          Economic Development
EDAU        Economic Development Authority
EDC         Economic Development  Corp.
EDFAU       Economic Development Finance Authority
EDLFA       Educational Facilities Authority
EFC         Environmental Facilities Corp.
FA          Facilities Authority
FAU         Finance Authority
GO          General Obligation
GOB         General Obligation Bonds
GOLB        General Obligation Ltd. Bonds
GOUN        General Obligation Unlimited Nts.
H&EFA       Health and Educational Facilities Authority
H&RA        Housing and Redevelopment Authority
HA          Hospital Authority
HAU         Housing Authority
HCF         Health Care Facilities
HEFAU       Higher Educational Facilities Authority
HFA         Housing Finance Agency/Authority
HFAU        Health Facilities Authority
HFC         Housing Finance Corp.
HFFAU       Health Facilities Finance Authority
IDA         Industrial Development  Agency
IDAU        Industrial Development Authority
IDB         Industrial Development Board
IDC         Industrial Development  Corp.
IDV         Industrial Development
IF&PCFA     Industrial Facilities & Pollution Control Financing Authority
ISD         Independent School District
MFA         Mortgage Finance Authority
MH          Multifamily Housing
MPA         Municipal Power Agency
MSTFC       Morgan Stanley & Co., Inc. Trust Floater Certificates


                        13 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

MTAU        Metropolitan Transportation Authority
NYC         New York City
P-Floats    Puttable Floating Option Tax Exempt Receipts
PC          Pollution Control
PTTR        Puttable Tax Exempt Receipts
RA          Redevelopment Agency/Authority
RANs        Revenue Anticipation Nts.
RB          Revenue Bonds
RED         Redevelopment
REF         Refunding
RRB         Revenue Refunding Bonds
SDI         School District
SFM         Single Family Mtg.
SGMSTR      Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS      Short Puttable Exempt Adjustable Receipts
SW          Solid Waste
SWD         Solid Waste Disposal
TANs        Tax Anticipation Nts.
TFA         Transitional Finance Authority
TUAU        Turnpike Authority
TXAL        Tax Allocation
USD         Unified School District
WS          Water System
WSS         Water & Sewer System
YMCA        Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $773,125,000 or 43.46% of the Trust's net assets as of March 31, 2007.

3. Put obligation redeemable at full principal value on the date reported.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $7,140,000, which represents 0.40% of the Trust's net assets. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Trust had sold $6,785,958 of securities issued on a when-issued basis or forward commitment.


                        14 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        15 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007


By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007